SUBSEQUENT EVENTS (Details) - Learn CW Investment Corporation - USD ($)	Aug. 12, 2024	Jul. 11, 2024	Apr. 13, 2024	Mar. 13, 2024	Feb. 13, 2024	Jul. 19, 2026	Jun. 28, 2024	Mar. 19, 2024	Dec. 29, 2023
Subsequent Events [Abstract]
Cash deposited in Trust Account				$ 150,000	$ 150,000
Convertible Notes Payable								$ 3,050,000
Investor [Member] | Working Capital Loans [Member]
Subsequent Events [Abstract]
Maximum amount of convertible loans							$ 3,800,000	3,050,000	$ 2,487,000
Subsequent event
Subsequent Events [Abstract]
Cash deposited in Trust Account	$ 150,000	$ 150,000	$ 150,000
Subsequent event | Investor [Member] | Working Capital Loans [Member]
Subsequent Events [Abstract]
Maximum amount of convertible loans						$ 3,050,000		$ 3,050,000